TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 64,476	$ 66,489
Research and Development	5,147	7,702
Other temporary differences mainly relating to reserve and allowances	30,283	25,879
Deferred tax asset before valuation allowance	99,906	100,070
Valuation allowance	(97,899)	(95,928)
Deferred tax asset	2,007	4,142
Acquired intangibles	(185)	(381)
Deferred tax asset, Total	$ 1,822	$ 3,761